Equity Instruments	12 Months Ended
Dec. 31, 2025
Equity Instruments [Abstract]
Equity Instruments	19 Equity Instruments
Equity instruments are purchased primarily to facilitate the Group's product offerings within the following Business Segments:
•Agency and Execution: The Group purchases equity instruments to facilitate the Group's
Securities Lending and Securities Based Swap product offerings and to facilitate counterparty requirements.
•Hedging and Investment Solutions: The Group purchases equity instruments to hedge the economic exposure arising from its Hedging and Investment Solutions product offering. This includes the Group's issued debt and over-the-counter derivatives undertaken with the Group's clients where equities are the underlying risk.

	2025	2024
	$m	$m
Equity instruments (unpledged)	586.9	231.4
Equity instruments (pledged as collateral)	6,337.2	4,446.6
	6,924.1	4,678.0